Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash (used in) provided by Operations
Net (loss) income	$ (60,903)	$ 24,128	$ 20,544
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization of property and equipment (note 5)	12,185	16,619	25,875
Amortization of intangible assets	61	160	22,463
Amortization of deferred financing fees (note 8(b))	884	1,023	3,471
Amortization of long-term debt discount	1,592	1,338	374
Non-cash (recovery) expense in other liabilities	(63)	98	(3,870)
Stock-based compensation (recovery) expense	(3,840)	5,910	3,603
Unrealized (gain) loss on foreign exchange	(1,011)	12,478	10,627
Deferred income tax expense (recovery)	12,534	14,798	(4,577)
Gain on liquidation of foreign subsidiary		(422)
Gain on sale of long-lived assets		(84)	(4,151)
Changes in operating assets and liabilities:
Trade receivables	14,233	19,829	(26,356)
Inventory	(413)	19,288	(18,634)
Other current assets	(227)	2,197	1,053
Income taxes recoverable	1,231	(5,864)	21,746
Accounts payable, accrued and other current liabilities	(12,970)	(40,231)	7,378
Deferred revenue	5,745	(53,574)	(29,530)
Other long-term assets			(465)
Cash (used in) provided by operating activities	(30,962)	17,691	29,551
Investing
Capital expenditures	(2,751)	(6,691)	(11,383)
Proceeds from sale of long-lived assets		116	4,221
Proceeds from sale-leaseback, net (note 5)			76,216
Cash (used in) provided by investing activities	(2,751)	(6,575)	69,054
Financing
Proceeds from long-term debt	10,000	5,000	127,950
Repayment of long-term debt	(10,156)	(14,375)	(302,912)
Financing fees paid		(12)	(4,824)
Repayment of capital lease obligation	(1,068)	(1,152)	(1,361)
Participant equity loan plan, net	41	224	559
Other		19	22
Cash used in financing activities	(1,183)	(10,296)	(180,566)
Effect of exchange rate changes on cash and cash equivalents	391	(4,501)	(1,276)
Net decrease in cash and cash equivalents	(34,505)	(3,681)	(83,237)
Cash and cash equivalents, beginning of year	54,465	58,146	141,383
Cash and cash equivalents, end of year	19,960	54,465	58,146
Cash and cash equivalents are comprised as follows
Cash	11,331	26,592	31,434
Cash equivalents	8,629	27,873	26,712
Cash and cash equivalents, end of year	19,960	54,465	58,146
Supplemental cash flow disclosures:
Interest paid	13,947	15,110	15,043
Income taxes paid	2,050	8,542	3,093
Changes in non-cash capital expenditures in accounts payable and accrued and other current liabilities	$ 191	$ 1,559	(676)
Non-cash acquisition of asset under capital lease			$ 70,936